Government Loans (Details 1) - Loans [Member]	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 60,087
2022	194,110
2023	194,110
2024	77,615
2025	58,860
thereafter	219,712
Subtotal	804,494
Less interest portion	(124,628)
Total debt balance	$ 679,866